9) Net gains/(losses) on financial assets at fair value through other comprehensive income (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Gainslosses On Financial Assets At Fair Value Through Other Comprehensive Income Details 1Abstract
Fixed income securities	R$ 887,809	R$ 78,455	R$ 345,987
Equity securities	(2,608,767)	572,973	677,312
Dividends received	4,079	4,404	50,264
Total	R$ (1,716,879)	R$ 655,832	R$ 1,073,563